PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Cost:
Property and equipment, gross	¥ 6,205,865		¥ 5,671,887
Less: Accumulated depreciation	(2,582,184)		(2,008,882)
Property and equipment net excluding construction in process	3,623,681		3,663,005
Construction in progress	182,205		244,338
Property and equipment, net	3,805,886	$ 587,527	3,907,343
Buildings [Member]
Cost:
Property and equipment, gross	12,115		12,115
Leasehold Improvements [Member]
Cost:
Property and equipment, gross	5,354,550		4,916,270
Furniture Fixtures And Equipment [Member]
Cost:
Property and equipment, gross	838,380		742,682
Motor vehicles [Member]
Cost:
Property and equipment, gross	¥ 820		¥ 820